MidCap Stock Portfolio
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4%
Automobiles & Components — 1.8%
Adient PLC(a)	509	10,287
Autoliv, Inc.	7,652	804,684
BorgWarner, Inc.	9,900	537,174
Gentex Corp.	11,767	257,109
Harley-Davidson, Inc.(b)	12,433	251,395
Lear Corp.	4,812	582,637
Visteon Corp.(b)	4,303	392,047
		2,835,333
Banks — 5.1%
Bank OZK	13,223	606,803
Commerce Bancshares, Inc.	15,175	746,610
East West Bancorp, Inc.	9,780	1,044,113
First Horizon Corp.	78,911	1,796,014
FNB Corp.	16,090	269,025
Hancock Whitney Corp.	9,878	628,142
SouthState Bank Corp.	9,100	841,932
Wintrust Financial Corp.	7,020	975,359
Zions Bancorp NA	19,667	1,133,213
		8,041,211
Capital Goods — 17.8%
A.O. Smith Corp.(b)	10,041	662,103
Advanced Drainage Systems, Inc.	8,212	1,126,112
AECOM	5,100	432,582
AGCO Corp.	2,182	252,828
Applied Industrial Technologies, Inc.	4,430	1,175,368
Armstrong World Industries, Inc.	1,280	210,944
ATI, Inc.(a)	10,557	1,535,621
BWX Technologies, Inc.	7,208	1,473,964
Carlisle Companies, Inc.	3,476	1,159,663
Carpenter Technology Corp.	1,800	709,470
Core & Main, Inc., Cl. A(a)	5,790	286,026
Crane Co.	1,639	280,269
Dycom Industries, Inc.(a)	3,663	1,241,098
EMCOR Group, Inc.	975	719,852
EnerSys	3,098	538,185
Flowserve Corp.	18,549	1,363,537
Graco, Inc.	5,742	486,060
ITT, Inc.	11,410	2,173,947
Kratos Defense & Security Solutions, Inc.(a),(b)	5,339	376,453
Lincoln Electric Holdings, Inc.	6,394	1,592,617
Mueller Industries, Inc.	2,207	244,536
Nextpower, Inc., Cl. A(a)	9,685	1,167,527
nVent Electric PLC	4,662	551,421
Oshkosh Corp.	2,699	397,320
Regal Rexnord Corp.	5,116	958,022
Sensata Technologies Holding PLC(b)	26,222	923,539
Sterling Infrastructure, Inc.(a),(b)	2,566	1,045,055
The Timken Company	3,377	339,625

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Capital Goods — 17.8% (continued)
The Toro Company	13,812	1,290,593
Valmont Industries, Inc.	2,170	867,067
Watts Water Technologies, Inc., Cl. A	6,224	1,806,765
WESCO International, Inc.	1,830	500,725
		27,888,894
Commercial & Professional Services — 3.4%
Booz Allen Hamilton Holding Corp.	6,000	468,180
CACI International, Inc., Cl. A(a)	443	240,934
ExlService Holdings, Inc.(a)	23,702	721,726
Exponent, Inc.	6,699	437,110
Genpact Ltd.	18,899	703,988
KBR, Inc.	3,496	128,863
Maximus, Inc.	6,054	388,061
Paylocity Holding Corp.(a)	6,462	698,154
Science Applications International Corp.	4,000	379,680
Tetra Tech, Inc.	23,946	721,254
The Brink’s Company	3,815	395,348
		5,283,298
Consumer Discretionary Distribution & Retail — 2.9%
Abercrombie & Fitch Co., Cl. A(a)	4,328	395,449
AutoNation, Inc.(a)	289	56,430
Bath & Body Works, Inc.	27,375	511,091
Best Buy Co., Inc.	2,961	190,096
Chewy, Inc., Cl. A(a)	12,807	345,789
Etsy, Inc.(a)	3,696	184,726
Five Below, Inc.(a)	5,525	1,262,352
GameStop Corp., Cl. A(a),(b)	18,315	421,978
Lithia Motors, Inc.	529	132,102
Macy’s, Inc.	25,351	458,600
Murphy USA, Inc.	222	109,661
The Gap, Inc.	12,704	307,437
Wayfair, Inc., Cl. A(a)	2,167	162,980
		4,538,691
Consumer Durables & Apparel — 3.3%
Brunswick Corp.	11,862	863,079
Crocs, Inc.(a),(b)	5,768	478,859
Deckers Outdoor Corp.(a)	1,951	195,276
Mattel, Inc.(a)	11,354	164,974
Polaris, Inc.(b)	10,603	577,864
PVH Corp.(b)	3,769	262,925
Somnigroup International, Inc.	12,398	916,460
Toll Brothers, Inc.	6,000	818,820
TopBuild Corp.(a),(b)	1,160	407,508
YETI Holdings, Inc.(a),(b)	14,519	531,250
		5,217,015
Consumer Services — 2.8%
ADT, Inc.	61,116	401,532
Boyd Gaming Corp.	2,507	206,025
Cava Group, Inc.(a),(b)	56	4,530
Churchill Downs, Inc.	4,189	376,298
Duolingo, Inc.(a)	1,817	179,102

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Consumer Services — 2.8% (continued)
Graham Holdings Co., Cl. B	881	931,446
Grand Canyon Education, Inc.(a)	1,888	321,017
H&R Block, Inc.	16,846	534,692
Travel + Leisure Co.	19,277	1,333,776
Wingstop, Inc.(b)	1,069	165,663
		4,454,081
Consumer Staples Distribution & Retail — 3.2%
Casey’s General Stores, Inc.	1,733	1,261,381
Dollar Tree, Inc.(a)	2,583	282,864
Maplebear, Inc.(a)	11,256	421,650
Sprouts Farmers Market, Inc.(a),(b)	10,547	813,490
US Foods Holding Corp.(a)	24,223	2,233,603
		5,012,988
Energy — 5.1%
Antero Midstream Corp.	34,334	782,815
APA Corp.(b)	12,590	534,320
CNX Resources Corp.(a),(b)	17,248	664,910
Devon Energy Corp.	13,393	673,936
Halliburton Co.	14,491	565,004
HF Sinclair Corp.	12,821	799,902
Murphy Oil Corp.(b)	6,797	280,376
NOV, Inc.	36,864	693,412
Permian Resources Corp., Cl. A	10,800	230,256
TechnipFMC PLC	29,014	2,005,738
Weatherford International PLC	7,651	723,632
		7,954,301
Equity Real Estate Investment Trusts — 7.2%
American Homes 4 Rent, Cl. A(c)	41,186	1,149,913
COPT Defense Properties(c)	42,544	1,301,846
EastGroup Properties, Inc.(c)	1,683	311,506
EPR Properties(c)	9,492	474,220
First Industrial Realty Trust, Inc.(c)	16,498	954,409
Gaming and Leisure Properties, Inc.(c)	27,441	1,217,557
Host Hotels & Resorts, Inc.(c)	25,478	488,159
Kilroy Realty Corp.(b),(c)	11,856	334,458
Lamar Advertising Co., Cl. A(b),(c)	7,042	891,940
National Storage Affiliates Trust(c)	1,551	58,535
NNN REIT, Inc.(c)	26,223	1,102,153
Omega Healthcare Investors, Inc.(c)	18,278	800,942
Park Hotels & Resorts, Inc.(b),(c)	9,767	102,847
Rayonier, Inc.(c)	32,053	660,933
STAG Industrial, Inc.(c)	34,341	1,238,336
Vornado Realty Trust(c)	7,105	184,659
		11,272,413
Financial Services — 4.8%
Affiliated Managers Group, Inc.	1,074	297,176
Euronet Worldwide, Inc.(a),(b)	2,985	198,114
Federated Hermes, Inc.	16,667	945,186
Hamilton Lane, Inc., Cl. A	2,468	245,319
Janus Henderson Group PLC	25,533	1,311,630
Jefferies Financial Group, Inc.	4,487	185,179

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Financial Services — 4.8% (continued)
MGIC Investment Corp.	42,260	1,109,325
SEI Investments Co.	15,530	1,218,639
Shift4 Payments, Inc., Cl. A(a),(b)	747	32,666
SLM Corp.	7,626	163,273
Synchrony Financial	4,513	306,974
Voya Financial, Inc.	7,187	491,016
WEX, Inc.(a),(b)	6,048	925,586
		7,430,083
Food, Beverage & Tobacco — 1.2%
Celsius Holdings, Inc.(a)	10,607	376,336
Darling Ingredients, Inc.(a)	3,366	208,187
Flowers Foods, Inc.(b)	91,503	745,749
Post Holdings, Inc.(a),(b)	237	23,430
The Boston Beer Company, Inc., Cl. A(a)	2,579	594,202
		1,947,904
Health Care Equipment & Services — 3.7%
Doximity, Inc., Cl. A(a)	13,335	310,705
Envista Holdings Corp.(a)	5,500	139,535
Globus Medical, Inc., Cl. A(a)	5,163	444,844
Haemonetics Corp.(a)	2,386	134,475
HealthEquity, Inc.(a)	5,146	430,051
Hims & Hers Health, Inc.(a),(b)	9,309	193,255
IDEXX Laboratories, Inc.(a)	1,521	854,635
LivaNova PLC(a)	5,921	376,339
Masimo Corp.(a)	1,373	244,215
Penumbra, Inc.(a)	884	290,279
ResMed, Inc.(b)	5,579	1,252,374
Teladoc Health, Inc.(a),(b)	16,586	90,394
Tenet Healthcare Corp.(a)	5,272	994,879
		5,755,980
Household & Personal Products — .3%
BellRing Brands, Inc.(a)	13,600	218,824
elf Beauty, Inc.(a),(b)	3,374	204,498
Energizer Holdings, Inc.(b)	1,685	27,668
		450,990
Insurance — 3.5%
Assurant, Inc.	1,283	279,450
CNO Financial Group, Inc.	30,361	1,246,623
Kemper Corp.	1,762	53,847
Primerica, Inc.	4,227	1,058,779
Reinsurance Group of America, Inc.	900	183,744
RenaissanceRe Holdings Ltd.	2,845	845,619
The Hanover Insurance Group, Inc.	10,319	1,788,799
		5,456,861
Materials — 6.4%
Alcoa Corp.	12,189	808,496
Ashland, Inc.	10,900	606,149
Avient Corp.	1,741	63,198
Axalta Coating Systems Ltd.(a)	30,233	837,454
Cabot Corp.	11,079	834,359
CF Industries Holdings, Inc.	4,458	578,827

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Materials — 6.4% (continued)
Cleveland-Cliffs, Inc.(a)	23,346	197,274
Commercial Metals Co.	17,869	1,097,693
Crown Holdings, Inc.	11,267	1,129,517
Eagle Materials, Inc.	1,915	362,797
Greif, Inc., Cl. A	2,158	144,737
Hecla Mining Co.	37,500	698,625
MP Materials Corp.(a),(b)	5,591	269,822
NewMarket Corp.	1,098	703,763
Olin Corp.	4,480	133,190
Royal Gold, Inc.	952	242,274
RPM International, Inc.	8,142	809,315
Sealed Air Corp.	5,656	237,835
The Scotts Miracle-Gro Company	2,946	179,146
		9,934,471
Media & Entertainment — 1.5%
EchoStar Corp., Cl. A(a)	4,336	507,616
Nexstar Media Group, Inc.	1,204	217,719
Pinterest, Inc., Cl. A(a)	6,700	122,878
Roku, Inc.(a)	417	39,457
Sirius XM Holdings, Inc.(b)	4,668	107,737
The New York Times Company, Cl. A	12,939	1,083,382
ZoomInfo Technologies, Inc.(a),(b)	54,157	323,859
		2,402,648
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
Arrowhead Pharmaceuticals, Inc.(a)	7,500	470,250
Avantor, Inc.(a)	4,858	38,087
BioMarin Pharmaceutical, Inc.(a)	10,025	566,312
Bio-Rad Laboratories, Inc., Cl. A(a),(b)	1,729	481,959
Charles River Laboratories International, Inc.(a)	1,197	206,482
Elanco Animal Health, Inc.(a)	20,627	493,604
Exelixis, Inc.(a)	28,047	1,202,936
Halozyme Therapeutics, Inc.(a)	8,281	535,201
Illumina, Inc.(a)	9,761	1,203,141
Jazz Pharmaceuticals PLC(a)	3,955	747,693
Medpace Holdings, Inc.(a)	1,740	835,530
Neurocrine Biosciences, Inc.(a)	4,359	574,255
Sotera Health Co.(a)	13,700	196,458
United Therapeutics Corp.(a)	1,306	774,432
		8,326,340
Real Estate Management & Development — .6%
Jones Lang LaSalle, Inc.(a)	2,932	892,266
Semiconductors & Semiconductor Equipment — 3.3%
Allegro MicroSystems, Inc.(a),(b)	3,215	101,369
Cirrus Logic, Inc.(a)	7,314	1,057,751
Entegris, Inc.	2,781	326,044
Lattice Semiconductor Corp.(a)	1,136	105,375
MKS, Inc.	5,784	1,329,221
Onto Innovation, Inc.(a)	6,554	1,344,029
Qorvo, Inc.(a)	1,389	107,508
Rambus, Inc.(a)	6,031	518,847

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Semiconductors & Semiconductor Equipment — 3.3% (continued)
Skyworks Solutions, Inc.(b)	4,080	218,484
Wolfspeed, Inc.(a)	2	33
		5,108,661
Software & Services — 5.0%
Appfolio, Inc., Cl. A(a)	282	44,505
ASGN, Inc.(a),(b)	10,509	406,803
BILL Holdings, Inc.(a)	8,086	309,694
Blackbaud, Inc.(a)	6,615	255,405
Docusign, Inc.(a)	21,639	1,025,905
Dropbox, Inc., Cl. A(a)	14,348	325,987
Dynatrace, Inc.(a)	10,809	399,717
Guidewire Software, Inc.(a)	957	143,129
Manhattan Associates, Inc.(a)	2,894	385,249
Nutanix, Inc., Cl. A(a)	29,931	1,137,677
Okta, Inc.(a)	7,662	603,076
Pegasystems, Inc.	10,065	428,367
PTC, Inc.(a)	506	72,100
Qualys, Inc.(a)	5,313	466,747
Twilio, Inc., Cl. A(a)	7,905	994,607
UiPath, Inc., Cl. A(a),(b)	75,968	843,245
		7,842,213
Technology Hardware & Equipment — 5.7%
Advanced Energy Industries, Inc.	3,789	1,222,748
Cognex Corp.	11,300	553,587
Coherent Corp.(a)	5,256	1,252,032
Everpure, Inc., Cl. A(a)	24,837	1,466,376
Fabrinet(a)	827	431,297
Flex Ltd.(a)	31,343	2,051,713
Littelfuse, Inc.	1,646	558,570
TD Synnex Corp.	4,600	776,066
Vontier Corp.	11,167	396,094
Xerox Holdings Corp.	2,812	3,627
Zebra Technologies Corp., Cl. A(a)	660	137,993
		8,850,103
Telecommunication Services — .2%
Iridium Communications, Inc.	11,758	326,167
Transportation — 1.5%
American Airlines Group, Inc.(a),(b)	29,111	312,652
Avis Budget Group, Inc.(a),(b)	634	92,469
Delta Air Lines, Inc.	647	43,012
J.B. Hunt Transport Services, Inc.	2,284	483,980
Lyft, Inc., Cl. A(a),(b)	11,672	155,238
Ryder System, Inc.	2,297	470,219
XPO, Inc.(a)	4,100	797,655
		2,355,225
Utilities — 3.8%
Edison International	4,839	354,118
National Fuel Gas Co.	9,453	888,204
Northwestern Energy Group, Inc.	1,521	100,295
NRG Energy, Inc.	1,350	197,289
OGE Energy Corp.	3,992	191,456

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Utilities — 3.8% (continued)
ONE Gas, Inc.	7,251	624,529
Portland General Electric Co.	14,800	780,996
Southwest Gas Holdings, Inc.	5,500	477,950
Talen Energy Corp.(a)	2,914	930,236
UGI Corp.	37,667	1,371,832
		5,916,905
Total Equity Securities - Common Stocks (cost $134,893,210)		155,495,042
Warrants — .0%
Consumer Discretionary Distribution & Retail — .0%
GameStop Corp., expiring 10/30/2026(a)	1,845	7,122
Technology Hardware & Equipment — .0%
Xerox Holdings Corp., expiring 2/14/2028(a)	1,406	127
Total Warrants (cost $2,196)		7,249

	1-Day Yield (%)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,018,617)	3.72	1,018,617	1,018,617
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $49,103)	3.72	49,103	49,103
Total Investments (cost $135,963,126)		100.1%	156,570,011
Liabilities, Less Cash and Receivables		(.1%)	(193,830)
Net Assets		100.0%	156,376,181

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2026, the value of the fund’s securities on loan was $14,559,459 and the value of the collateral was
$14,510,655, consisting of cash collateral of $49,103 and U.S. Government & Agency securities valued at $14,461,552.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
MidCap Stock Portfolio
March 31, 2026 (Unaudited)
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	155,495,042	—	—	155,495,042
Warrants	7,249	—	—	7,249
Investment Companies	1,067,720	—	—	1,067,720
	156,570,011	—	—	156,570,011

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At March 31, 2026, accumulated net unrealized appreciation on investments was $20,606,885, consisting of $30,808,170 gross unrealized appreciation and $10,201,285 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.